Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Youche Jingpin [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 20	$ 3	¥ 20
Shanghai Youcang [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	100	13	111
Jia Li [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	248	35
Bingyi Zhao [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	38	5	11
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 406	$ 56	¥ 142